Pension and Other Postretirement Benefits - Defined Benefit Plan Assumptions Used to Calculate Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	2.70%	3.60%
Expected long - term return on plan assets	6.40%	6.30%	6.90%
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.10%	2.80%	3.30%
Expected long - term return on plan assets	6.40%	5.80%	5.70%
Health care trend rate assumed for next year	5.80%	6.00%	6.50%
Ultimate health care trend rate	4.50%	4.50%	4.50%
Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.40%	2.40%	3.50%